Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Share capital

			Total Par Value
	Number of shares		(Millions of Pesos)
	12/31/2021	12/31/2022	12/31/2021	12/31/2022

Fixed capital:
Series F shares	3,464,309,145	3,464,309,145	13,098	13,098
Series B shares	3,322,685,212	3,322,685,212	12,562	12,562
	6,786,994,357	6,786,994,357	25,660	25,660

Authorized unsubscribed capital:
Series F shares	921,514,867	921,514,867	—	—
Series B shares	883,785,133	883,785,133	—	—
	1,805,300,000	1,805,300,000	—	—
	8,592,294,357	8,592,294,357	25,660	25,660

Schedule of shareholder structure

	Prior to exchange offer	After exchange offer

Banco Santander (Spain)	91.64%	96.16%
Minority shareholders	8.36%	3.84%